Air traffic liability (Tables)	12 Months Ended
Dec. 31, 2020
Air traffic liability [Abstract]
Schedule of Air Traffic Liability

	December 31,
Description	2020	2019

Cargo and passenger air traffic liability	1,550,579	1,294,263
Azul viagens	183,061	109,977
TudoAzul Program	755,232	685,982
	2,488,872	2,094,254